Common Warrants Outstanding - Summary of Equity-Classified Common Stock Warrant Activity (Detail) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Number of Shares, Outstanding, Beginning Balance	609,187
Number of Shares, Issued	9,200,000
Number of Shares, Exercised	(6,216,449)
Number of Shares, Expired	(1,200,000)
Number of Shares, Outstanding, Ending Balance	2,392,738	609,187
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 9.93
Weighted Average Exercise Price Per Share, Issued	1.56
Weighted Average Exercise Price Per Share, Exercised	1.56
Weighted Average Exercise Price Per Share, Expired	1.56
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	$ 3.69	$ 9.93
Average Remaining Contractual Term (in years)	4 years	3 years 9 months 18 days